CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) - USD ($) $ in Thousands	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit) ASU 2014-09 cumulative catch-up adjustment	Accumulated Earnings (Deficit)	Noncontrolling Interest	ASU 2014-09 cumulative catch-up adjustment	Total
Balance at Dec. 31, 2017	$ 1,116,848	$ 935		$ (14,168,047)	$ 3,601		$ (13,046,663)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	35,521						35,521
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		69					69
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(37)					(37)
Foreign currency translation		(1,343)					(1,343)
Net income (loss) attributable to noncontrolling interests					2,399		2,399
Net income (loss) attributable to DISH DBS				971,287			971,287
Other					(5,713)		(5,713)
Balance at Dec. 31, 2018	1,152,369	(376)		(13,194,440)	287		(12,042,160)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment | ASU 2014-09			$ 2,320			$ 2,320
Non-cash, stock-based compensation	13,853						13,853
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		81					81
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		(21)					(21)
Foreign currency translation		(133)					(133)
Satellite and Spectrum Transaction, net of deferred taxes	267,437				(163)		267,274
Net income (loss) attributable to noncontrolling interests					$ (124)		(124)
Net income (loss) attributable to DISH DBS				827,531			827,531
Other	(923)						(923)
Balance at Dec. 31, 2019	1,432,736	(449)		(12,366,909)			(10,934,622)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment							(12,366,909)
Non-cash, stock-based compensation	6,953						6,953
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		(11)					(11)
Foreign currency translation		(352)					(352)
Net income (loss) attributable to DISH DBS				244,153			244,153
Balance at Mar. 31, 2020	1,439,689	(812)		(12,122,756)			(10,683,879)
Balance at Dec. 31, 2019	1,432,736	(449)		(12,366,909)			(10,934,622)
Increase (Decrease) in Stockholder's Equity
Non-cash, stock-based compensation	30,671						30,671
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		2					2
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale securities		43					43
Foreign currency translation		(401)					(401)
Net income (loss) attributable to DISH DBS				1,584,302			1,584,302
Balance at Dec. 31, 2020	1,463,407	(805)		(10,782,607)			(9,320,005)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment							(10,782,607)
Non-cash, stock-based compensation	7,676						7,676
Change in unrealized holding gains (losses) on available-for-sale debt securities, net		(2)					(2)
Foreign currency translation		(195)					(195)
Net income (loss) attributable to DISH DBS				424,527			424,527
Balance at Mar. 31, 2021	$ 1,471,083	$ (1,002)		$ (10,358,080)			(8,887,999)
Increase (Decrease) in Stockholder's Equity
ASU 2014-09 cumulative catch-up adjustment							$ (10,358,080)